Relationship with DuPont and Related Entities (Leveraged Services and Corporate Costs) (Details) - Affiliated Entity [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 238		$ 492	$ 519
Selling, General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	205	[1]	411	436
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	10	[1]	49	50
Cost of Goods [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 23	[1]	$ 32	$ 33

[1]	Subsequent to the spin-off on July 1, 2015, transactions with DuPont businesses were not considered related party transactions. Accordingly, no costs were allocated after the July 1, 2015 spin-off date.